Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Oct. 09, 2024	Sep. 30, 2024	Aug. 31, 2024	Aug. 01, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 13, 2023	Nov. 30, 2023	Nov. 15, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jul. 12, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Aug. 11, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015
C000250300
Account Value [Line Items]
Account Value	$ 11,713	$ 10,733	$ 10,467	$ 11,249	$ 11,557	$ 11,114	$ 11,359	$ 10,595		$ 10,645	$ 10,267	$ 10,000
C000242878
Account Value [Line Items]
Account Value	14,174	13,727	13,253	13,910	14,194	13,334	13,776	12,748		13,072	12,881		$ 12,246	$ 12,102	$ 11,387	$ 11,739	$ 12,388	$ 12,766	$ 12,425	$ 12,109		$ 11,076		$ 9,657	$ 10,184	$ 10,507	$ 10,607	$ 10,000
C000130526
Account Value [Line Items]
Account Value	11,625	11,254	10,533	10,529	10,545	10,314	10,893	11,027		11,952	11,399		10,827	10,241	10,531	10,422	10,781	10,297	10,499	10,891		10,038		9,107	9,597	10,009	10,375		$ 9,835	$ 9,669	$ 10,311	$ 10,053	$ 10,384	$ 10,867	$ 10,219	$ 10,169	$ 9,179	$ 9,240	$ 10,550	$ 11,077	$ 10,540	$ 11,622	$ 11,851	$ 12,635	$ 12,462	$ 12,679	$ 13,148	$ 12,733	$ 13,200	$ 12,832	$ 13,420	$ 13,196	$ 13,051	$ 13,098	$ 12,717	$ 12,291	$ 12,104	$ 11,816	$ 12,024	$ 11,586	$ 10,158	$ 10,514	$ 10,820	$ 10,323	$ 10,128	$ 9,906	$ 9,814	$ 9,185	$ 11,790	$ 12,716	$ 12,826	$ 12,434	$ 12,492	$ 12,101	$ 11,887	$ 11,935	$ 12,008	$ 11,625	$ 11,710	$ 11,911	$ 11,502	$ 11,281	$ 10,589	$ 10,829	$ 10,524	$ 11,571	$ 11,737	$ 11,798	$ 11,674	$ 11,959	$ 12,005	$ 11,800	$ 12,075	$ 12,538	$ 11,868	$ 11,644	$ 11,638	$ 11,194	$ 11,168	$ 11,033	$ 10,642	$ 10,472	$ 10,226	$ 10,022	$ 9,766	$ 9,554	$ 9,231	$ 9,250	$ 9,317	$ 9,400	$ 9,325	$ 9,124	$ 8,758	$ 8,702	$ 8,636	$ 8,644	$ 8,050	$ 8,112	$ 8,706	$ 8,702	$ 8,915	$ 8,389	$ 8,565		$ 9,372	$ 9,648	$ 10,000
C000242879
Account Value [Line Items]
Account Value	12,143	10,938	11,099	12,265	12,617	12,301	12,328	12,570		13,211	13,323		13,560	14,406	13,698	12,521	13,296	12,764	11,515	11,379		10,280		8,733	9,232	9,876	10,415	10,000
C000242880
Account Value [Line Items]
Account Value	6,912	6,258	6,169	6,736	7,386	7,299	7,934	7,457		7,770	7,721		7,978	7,374	8,085	7,297	8,017	7,917	7,626	8,546		7,581		7,117	8,138	9,142	10,154	10,000
C000245888
Account Value [Line Items]
Account Value	13,011	12,078	12,106	12,815	13,082	12,632	13,096	12,498		12,657	12,412		12,254	12,188	11,770	11,334	11,814	11,402	10,979	10,699		10,207	$ 10,000
C000125568
Account Value [Line Items]
Account Value	7,668	7,458	7,692	7,664	7,489	7,682	7,739	7,842		8,269	6,753		6,858	6,760	6,989	7,039	6,861	6,903	6,325	6,825		6,942		6,901	7,179	7,345	7,974		7,451	7,449	8,102	8,239	8,202	8,633	7,851	7,669	6,702	7,478	8,300	8,666	9,341	8,492	8,346	9,178	10,022	9,911	10,752	10,511	10,613	10,444	10,310	10,282	11,100	11,444	10,827	10,519	11,263	11,356	10,991	10,344	9,628	9,289	9,656	9,217	8,037	7,362	7,495	7,049	7,664	7,024	7,997	7,411	7,509	7,278	7,227	7,549	7,526	7,043	7,793	7,728	7,352	6,413	5,899	6,137	6,072	6,719	6,539	6,918	7,032	7,829	7,839	8,193	8,400	8,981	8,199	8,038	8,027	7,674	7,709	7,384	7,142	6,786	6,536	6,588	6,601	6,504	6,221	6,716	6,461	6,406	6,542	6,349	6,135	6,190	6,250	6,403	5,606	5,699	7,324	7,136	7,170	6,407	6,635		7,911	9,275	10,000
C000138395
Account Value [Line Items]
Account Value	4,918	4,837	5,037	5,020	4,763	4,862	5,030	5,156		5,142	4,113		4,247	4,244	4,545	4,650	4,459	4,601	4,054	4,723		4,813		4,669	4,837	4,892	5,285		5,100	5,226	5,526	5,654	5,610	5,712	5,203	5,360	4,847	4,916	5,481	5,727	5,901	5,485	5,134	6,029	6,576	6,267	7,015	6,919	6,673	6,717	6,854	6,396	6,413	6,369	6,076	5,778	5,955	5,976	5,947	5,839	5,554	5,558	5,929	5,734	5,044	4,593	4,579	4,303	4,731	4,209	4,589	4,222	4,233	4,200	4,144	4,310	4,366	4,292	4,760	4,984	4,532	3,768	3,676	3,808	3,687	4,200	4,221	4,572	4,706	5,384	5,543	5,759	5,700	5,903	5,770	5,696	5,968	5,994	5,930	5,665	5,468	5,191	5,414	5,603	5,661	5,479	5,401	5,757	5,752	5,732	5,822	5,665	5,574	5,463	5,554	5,729	4,805	4,882	6,951	6,854	6,643	5,495	5,856		7,351	8,884	10,000
C000135616
Account Value [Line Items]
Account Value	19,798	18,969	18,996	19,342	19,116	18,455	18,372	18,333		18,609	18,300		18,200	17,987	17,844	17,486	17,502	16,876	16,299	16,167		15,670		14,762	15,259	15,457	15,854		15,412	14,863	15,108	14,859	14,701	14,853	13,918	14,326	13,248	12,854	13,767	13,949	13,457	14,290	14,299	14,621	14,471	14,812	15,238	14,736	15,136	14,837	15,115	14,804	15,040	14,875	14,570	14,365	13,920	13,622	13,500	13,040	11,697	11,976	12,129	11,730	11,570	11,157	10,826	10,143	11,594	12,409	12,620	12,309	12,088	11,859	11,522	11,775	11,740	11,247	11,833	11,452	11,287	10,975	10,323	10,856	10,768	11,528	11,447	11,598	11,325	11,392	11,469	11,070	11,300	11,692	11,407	11,230	11,292	10,945	10,710	10,653	10,480	10,504	10,293	10,127	9,906	9,726	9,626	9,316	9,297	9,209	9,181	9,057	8,667	8,883	8,784	8,686	8,329	8,553	9,044	9,279	9,256	8,659	9,022		9,741	9,600	10,000
C000096055
Account Value [Line Items]
Account Value	22,031	21,007	21,005	21,572	21,340	20,328	20,204	20,058		20,323	20,359		20,236	20,043	20,114	19,580	19,681	18,902	18,324	17,839		17,297		16,327	16,856	16,999	17,283		16,963	16,337	16,554	16,144	16,018	15,895	14,905	15,347	14,357	13,603	14,439	14,749	14,003	14,902	14,918	15,092	14,762	15,088	15,648	14,979	15,355	15,022	15,204	14,871	14,809	14,705	14,298	14,108	13,411	13,071	13,120	12,791	11,278	11,734	11,846	11,379	11,592	11,288	10,845	10,263	11,678	12,680	12,822	12,626	12,356	12,128	11,699	11,967	11,865	11,351	11,872	11,462	11,285	10,892	10,307	10,927	10,934	11,667	11,487	11,664	11,350	11,366	11,425	10,906	11,148	11,507	11,358	11,206	11,259	10,929	10,631	10,625	10,544	10,618	10,383	10,227	9,971	9,760	9,743	9,320	9,213	9,102	9,064	8,981	8,570	8,911	8,742	8,631	8,372	8,685	9,213	9,472	9,355	8,677	9,111		9,869	9,535	10,000
C000096054
Account Value [Line Items]
Account Value	14,764	14,320	14,386	14,372	14,138	14,058	13,885	14,278		14,630	13,866		13,856	13,795	13,245	13,211	13,015	12,674	12,091	12,525		12,161		11,455	11,887	12,103	12,707		12,075	11,681	11,833	11,924	11,672	12,235	11,479	11,721	10,479	10,790	11,884	11,779	11,794	12,348	12,366	12,836	13,161	13,581	13,845	13,670	14,148	14,044	14,478	14,184	15,117	14,852	14,838	14,634	14,775	14,645	14,112	13,328	12,362	12,195	12,411	12,145	11,238	10,545	10,481	9,642	11,009	11,414	11,866	11,236	11,185	10,872	10,727	11,010	11,138	10,653	11,416	11,156	11,017	10,918	10,187	10,463	10,171	11,029	11,171	11,250	11,067	11,354	11,625	11,500	11,736	12,231	11,457	11,180	11,295	10,898	10,867	10,658	10,185	10,040	9,825	9,629	9,470	9,339	9,003	9,010	9,269	9,246	9,246	9,028	8,709	8,568	8,674	8,702	8,030	8,025	8,485	8,646	8,904	8,443	8,619		9,257	9,728	10,000
C000130527
Account Value [Line Items]
Account Value	21,766	20,803	20,930	21,693	21,023	19,651	19,726	19,608		20,135	20,249		19,965	19,742	19,995	19,360	19,471	18,623	18,183	17,939		17,330		16,330	16,889	17,086	17,457		17,182	16,736	17,199	16,759	16,702	16,453	15,339	15,744	14,663	13,799	14,628	15,168	14,247	15,384	15,418	15,500	15,354	15,849	16,346	15,520	15,881	15,306	15,759	15,425	15,202	15,030	14,603	14,241	13,437	13,123	13,253	12,947	11,318	11,953	12,061	11,739	11,914	11,534	11,097	10,498	12,104	13,126	13,323	13,076	12,766	12,684	12,286	12,472	12,371	11,793	12,303	11,792	11,544	11,121	10,510	11,079	11,168	11,758	11,701	11,960	11,563	11,573	11,612	11,052	11,241	11,627	11,487	11,359	11,557	11,313	11,003	10,980	10,901	11,145	10,834	10,658	10,279	10,000	10,023	9,471	9,530	9,493	9,445	9,335	8,974	9,154	8,986	8,836	8,654	8,822	9,268	9,634	9,457	8,820	9,177		9,900	9,489	10,000
C000144410
Account Value [Line Items]
Account Value	22,810	21,525	21,433	22,066	21,315	19,892	19,617	19,588		20,220	20,008		19,694	19,563	20,086	19,482	19,808	18,943	18,369	18,019		17,404		16,067	16,615	17,141	17,642		17,261	16,607	16,975	16,708	16,629	16,330	14,851	15,350	14,127	13,058	13,925	14,633	13,645	15,019	14,907	15,147	15,213	16,015	16,584	15,792	16,322	15,702	16,216	15,809	15,586	15,535	15,054	14,699	13,830	13,344	13,479	13,166	11,184	11,852	12,044	11,620	11,753	11,212	10,682	9,984	12,080	13,079	13,287	13,089	12,725	12,521	12,072	12,204	12,161	11,534	12,203	11,580	11,400	10,959	10,266	10,892	10,981	11,709	11,742	12,011	11,610	11,690	11,820	11,274	11,490	11,902	11,506	11,551	11,776	11,499	10,994	11,023	10,953	11,220	10,993	10,705	10,146	9,879	9,942	9,286	9,316	9,209	9,183	9,062	8,602	9,155	8,930	8,816	8,537	8,791	9,383	9,908	9,631	8,815	9,233		10,060	9,610	10,000
C000096058
Account Value [Line Items]
Account Value	23,553	22,337	22,216	22,266	23,157	23,053	22,051	22,153		21,550	21,963		22,503	22,652	22,206	21,856	21,881	20,999	19,864	18,289		18,286		17,179	17,627	17,475	17,413		17,122	15,856	15,140	14,690	14,395	14,248	13,550	14,279	13,803	13,040	13,844	13,679	13,128	13,462	13,336	13,654	13,050	13,204	13,903	13,446	13,856	14,033	13,452	13,042	13,365	13,373	13,008	13,349	12,754	12,357	12,315	11,935	10,628	10,900	10,845	10,052	10,424	10,409	9,761	9,333	10,022	11,080	11,249	11,072	10,863	10,336	9,750	10,066	9,954	9,649	10,307	10,083	10,057	9,823	9,312	10,335	10,215	11,216	10,620	10,680	10,512	10,556	10,727	10,279	10,580	10,992	10,832	10,672	10,509	9,946	9,536	9,571	9,536	9,281	9,074	8,973	9,029	8,985	8,966	8,671	8,229	7,831	7,862	7,761	7,301	8,135	7,945	7,974	7,640	8,457	9,149	9,344	9,249	8,353	9,066		9,858	9,696	10,000
C000246554
Account Value [Line Items]
Account Value	10,107	10,124	10,209	10,386	10,281	10,278	10,383	10,229		10,357	10,257		10,176	10,103	9,960	9,984	10,101	10,116	10,121	10,133	$ 10,000
C000125719
Account Value [Line Items]
Account Value	12,369	12,524	12,637	12,973	12,843	12,897	13,147	12,848		13,075	12,891		12,836	12,724	12,481	12,466	12,652	12,667	12,669	12,697		12,288		11,196	11,529	12,027	12,277		12,256	12,088	12,179	12,162	11,799	12,202	11,628	11,706	10,853	11,126	11,692	12,199	11,733	12,184	11,934	12,516	13,088	13,222	13,688	13,646	13,452	13,468	13,632	13,722	13,596	13,519	13,437	13,220	13,102	13,452	13,314	13,171	12,810	12,830	12,888	12,967	12,711	12,462	11,942	12,307	13,105	12,831	12,520	12,474	12,449	12,461	12,583	12,261	12,165	12,129	11,898	11,815	11,529	11,446	11,367	11,215	11,094	11,218	11,329	11,298	11,282	11,280	11,118	11,166	11,122	11,225	11,421	11,249	11,246	11,219	11,261	11,146	11,065	11,072	10,841	10,754	10,743	10,684	10,643	10,461	11,025	11,194	11,286	11,226	11,289	10,989	10,895	10,768	10,649	10,662	10,517	10,362	10,256	10,209	10,123		10,092	9,967	10,000
C000157941
Account Value [Line Items]
Account Value	18,338	17,994	17,250	16,649	16,258	15,466	15,871	16,049		17,031	16,657		15,977	15,282	15,656	15,057	15,117	14,629	14,750	14,998		14,229		13,227	13,705	13,810	14,349		13,740	13,070	13,903	13,537	13,085	13,431	12,641	12,418	11,093	10,530	11,539	12,020	11,846	13,016	12,889	13,444	13,148	13,179	12,990	12,215	12,666	12,429	13,086	13,156	13,035	13,302	12,865	12,613	12,199	12,064	12,153	11,697	10,089	10,517	10,917	10,476	10,410	10,049	9,857	9,338	10,874	11,985	12,372	11,869	11,830	11,300	10,841	11,112	11,334	10,646	11,249	10,986	10,936	10,600	9,934	10,334	10,410	11,088	11,012	11,299	10,950	11,061	11,459	11,043	11,244	11,530	11,453	11,417	11,556	11,304	11,045	10,955	11,032	11,290	10,980	11,049	10,682	10,377	10,427	9,941	10,008	9,941	9,813	9,808	9,484	9,492	9,447	9,209	8,912	8,986	9,344	9,612	9,612	9,059	9,352	$ 10,000
C000251233
Account Value [Line Items]
Account Value	10,278	10,246	10,210	10,176	10,142	10,106	10,064	10,027	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Account Value	11,087	10,484	10,387	10,815	10,880	10,527	10,782	10,393		10,632	10,390	10,000
MSCI ACWI Index
Account Value [Line Items]
Account Value	13,160	12,445	12,330	12,837	12,915	12,495	12,798	12,337		12,620	12,334		12,028	11,837	11,503	11,056	11,437	11,093	10,648	10,624		10,095		9,241	9,559	9,979	9,979	10,000
MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value	16,223	15,512	14,971	15,006	14,800	14,227	14,509	14,641		15,397	14,993		14,578	14,248	14,262	13,859	14,092	13,685	13,347	13,481		12,836		11,776	12,283	12,683	13,283		12,764	12,216	12,677	12,461	12,163	12,606	11,660	11,748	10,507	10,203	11,335	11,712	11,324	12,390	12,302	13,126	13,105	13,370	13,881	13,331	13,959	13,634	14,085	13,822	14,054	14,130	13,716	13,324	13,158	12,902	12,874	12,214	10,766	11,002	11,280	10,817	10,355	9,907	9,593	8,918	10,427	11,322	11,635	11,152	11,054	10,682	10,414	10,746	10,877	10,260	10,841	10,562	10,500	11,374	10,602	10,907	10,441	11,635	11,798	11,931	11,804	12,265	12,367	12,228	12,523	13,144	12,317	11,948	11,875	11,412	11,445	11,330	10,773	10,578	10,303	10,144	9,841	9,513	8,991	9,093	9,300	9,457	9,291	9,102	8,622	8,443	8,576	8,582	7,693	7,763	8,423	8,398	8,614	8,009	8,198		9,125	9,607	10,000
MSCI ACWI Index
Account Value [Line Items]
Account Value	13,160	12,445	12,330	12,837	12,915	12,495	12,798	12,337		12,620	12,334		12,028	11,837	11,503	11,056	11,437	11,093	10,648	10,624		10,095		9,241	9,559	9,979	9,979	10,000
S&P Composite 1500® Index
Account Value [Line Items]
Account Value	13,379	12,595	12,703	13,462	13,678	13,300	13,682	12,888		13,011	12,749		12,477	12,269	11,893	11,335	11,836	11,452	10,873	10,730		10,221		9,370	9,599	10,085	10,085	10,000
MSCI World Index
Account Value [Line Items]
Account Value	13,288	12,546	12,435	13,015	13,109	12,662	13,001	12,431		12,682	12,454		12,133	11,923	11,672	11,177	11,597	11,249	10,794	10,661		10,170	10,000
MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value	17,032	16,286	15,718	15,754	15,538	14,937	15,233	15,372		16,165	15,741		15,305	14,959	14,973	14,551	14,795	14,367	14,013	14,153		13,476		12,363	12,895	13,316	13,946		13,401	12,826	13,309	13,082	12,770	13,235	12,242	12,334	11,032	10,712	11,901	12,296	11,889	13,008	12,916	13,781	13,759	14,037	14,574	13,996	14,655	14,314	14,787	14,511	14,755	14,835	14,400	13,989	13,814	13,546	13,516	12,823	11,303	11,551	11,842	11,356	10,872	10,401	10,072	9,362	10,947	11,887	12,215	11,708	11,606	11,215	10,933	11,282	11,420	10,771	11,382	11,089	11,024	10,812	10,052	10,529	10,431	11,354	11,303	11,544	11,275	11,490	11,762	11,560	11,785	12,369	11,716	11,460	11,368	11,158	10,954	10,897	10,510	10,477	10,148	9,935	9,690	9,538	9,211	8,982	9,194	9,328	9,215	9,157	8,725	8,861	9,013	8,782	8,121	8,215	8,815	8,984	9,174	8,538	8,953		9,694	9,721	10,000
MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value	17,032	16,286	15,718	15,754	15,538	14,937	15,233	15,372		16,165	15,741		15,305	14,959	14,973	14,551	14,795	14,367	14,013	14,153		13,476		12,363	12,895	13,316	13,946		13,401	12,826	13,309	13,082	12,770	13,235	12,242	12,334	11,032	10,712	11,901	12,296	11,889	13,008	12,916	13,781	13,759	14,037	14,574	13,996	14,655	14,314	14,787	14,511	14,755	14,835	14,400	13,989	13,814	13,546	13,516	12,823	11,303	11,551	11,842	11,356	10,872	10,401	10,072	9,362	10,947	11,887	12,215	11,708	11,606	11,215	10,933	11,282	11,420	10,771	11,382	11,089	11,024	10,812	10,052	10,529	10,431	11,354	11,303	11,544	11,275	11,490	11,762	11,560	11,785	12,369	11,716	11,460	11,368	11,158	10,954	10,897	10,510	10,477	10,148	9,935	9,690	9,538	9,211	8,982	9,194	9,328	9,215	9,157	8,725	8,861	9,013	8,782	8,121	8,215	8,815	8,984	9,174	8,538	8,953		9,694	9,721	10,000
MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value	17,032	16,286	15,718	15,754	15,538	14,937	15,233	15,372		16,165	15,741		15,305	14,959	14,973	14,551	14,795	14,367	14,013	14,153		13,476		12,363	12,895	13,316	13,946		13,401	12,826	13,309	13,082	12,770	13,235	12,242	12,334	11,032	10,712	11,901	12,296	11,889	13,008	12,916	13,781	13,759	14,037	14,574	13,996	14,655	14,314	14,787	14,511	14,755	14,835	14,400	13,989	13,814	13,546	13,516	12,823	11,303	11,551	11,842	11,356	10,872	10,401	10,072	9,362	10,947	11,887	12,215	11,708	11,606	11,215	10,933	11,282	11,420	10,771	11,382	11,089	11,024	10,812	10,052	10,529	10,431	11,354	11,303	11,544	11,275	11,491	11,762	11,560	11,785	12,368	11,716	11,460	11,367	11,157	10,954	10,897	10,510	10,477	10,148	9,935	9,690	9,538	9,211	8,982	9,194	9,328	9,215	9,157	8,725	8,861	9,013	8,782	8,121	8,215	8,815	8,984	9,174	8,538	8,953		9,694	9,721	10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	17,863	17,082	16,333	16,400	16,088	15,284	15,640	15,729		16,634	16,482		15,963	15,508	15,762	15,174	15,556	15,077	14,806	14,722		13,979		12,792	13,332	13,804	14,353		13,904	13,298	13,886	13,505	13,178	13,459	12,451	12,441	11,181	10,611	11,706	12,289	11,706	12,904	12,808	13,694	13,606	13,851	14,555	13,846	14,522	14,173	14,597	14,344	14,236	14,444	13,944	13,536	13,232	12,942	13,081	12,500	10,822	11,272	11,573	11,007	10,757	10,402	9,968	9,363	10,806	11,879	12,133	11,751	11,620	11,217	10,905	11,195	11,338	10,704	11,243	10,936	10,867	10,597	9,944	10,451	10,464	11,369	11,271	11,493	11,217	11,356	11,617	11,338	11,566	12,113	11,534	11,352	11,234	11,066	10,798	10,802	10,499	10,518	10,145	9,893	9,628	9,493	9,225	8,920	9,101	9,291	9,179	9,172	8,730	9,033	9,116	8,859	8,318	8,473	9,134	9,258	9,404	8,722	9,189		9,918	9,717	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Account Value	14,703	14,101	13,918	13,831	13,764	13,522	13,541	14,046		14,699	13,779		13,560	13,520	13,007	12,934	12,841	12,565	11,994	12,579		12,105		11,208	11,661	11,975	12,761		12,013	11,573	11,771	11,906	11,556	12,357	11,453	11,616	10,116	10,440	11,826	11,777	11,806	12,647	12,592	13,333	13,641	14,062	14,333	14,069	14,667	14,523	15,124	14,739	15,802	15,594	15,417	15,043	15,274	15,158	14,707	13,700	12,540	12,287	12,487	12,217	11,215	10,447	10,367	9,498	11,227	11,852	12,431	11,568	11,584	11,115	10,907	11,466	11,608	10,926	11,781	11,538	11,442	11,416	10,496	10,783	10,356	11,344	11,405	11,722	11,470	11,967	12,406	12,444	12,698	13,311	12,287	11,862	11,838	11,437	11,483	11,232	10,600	10,495	10,193	9,975	9,729	9,440	8,950	8,931	9,362	9,339	9,221	8,997	8,566	8,237	8,556	8,510	7,515	7,528	8,050	8,233	8,568	7,997	8,245		9,065	9,740	10,000
MSCI Europe Index
Account Value [Line Items]
Account Value	18,300	17,502	16,769	16,820	16,224	15,178	15,559	15,825		16,816	16,751		16,116	15,777	16,140	15,394	15,692	15,126	14,894	14,912		14,202		12,926	13,428	13,984	14,561		14,128	13,482	14,323	13,751	13,433	13,517	12,438	12,436	11,169	10,422	11,414	12,173	11,599	12,880	12,784	13,564	13,578	13,973	14,643	13,736	14,483	13,859	14,554	14,337	14,077	14,293	13,700	13,105	12,712	12,409	12,591	12,025	10,276	10,891	11,266	10,821	10,420	10,013	9,577	9,041	10,567	11,647	11,948	11,499	11,329	10,977	10,686	10,962	11,179	10,475	11,082	10,700	10,635	10,289	9,653	10,121	10,216	11,060	11,021	11,337	10,972	11,046	11,421	11,113	11,249	11,951	11,338	11,170	11,146	11,093	10,739	10,733	10,422	10,537	10,049	9,707	9,332	9,222	9,034	8,584	8,775	9,071	8,992	8,966	8,605	9,006	9,059	8,843	8,321	8,473	9,071	9,310	9,484	8,850	9,284		9,996	9,693	10,000
MSCI EMU IMI Index
Account Value [Line Items]
Account Value	19,748	18,708	17,720	17,574	16,988	15,807	15,912	16,349		17,385	17,081		16,462	16,214	16,890	16,173	16,632	15,954	15,543	15,511		14,822		13,300	13,790	14,615	15,304		14,845	13,989	14,857	14,418	14,038	14,126	12,664	12,650	11,231	10,314	11,339	12,106	11,589	13,131	12,864	13,818	14,030	14,741	15,501	14,635	15,565	14,992	15,801	15,475	15,260	15,627	14,982	14,303	13,875	13,403	13,639	13,040	10,834	11,562	11,990	11,442	11,004	10,409	9,778	9,167	11,137	12,188	12,562	12,188	12,000	11,573	11,286	11,558	11,801	10,992	11,753	11,202	11,208	10,876	10,172	10,718	10,836	11,896	11,972	12,341	11,924	12,037	12,631	12,279	12,438	13,187	12,317	12,304	12,260	12,159	11,702	11,647	11,215	11,340	10,796	10,347	9,758	9,669	9,508	8,947	9,288	9,420	9,322	9,237	8,722	9,315	9,226	9,071	8,416	8,644	9,264	9,555	9,707	8,942	9,412		10,135	9,763	10,000
MSCI Japan Index
Account Value [Line Items]
Account Value	17,421	16,743	15,911	15,887	16,106	15,858	15,912	15,809		16,450	16,545		16,461	15,559	15,671	15,463	16,177	15,776	15,317	14,641		14,029		12,923	13,533	13,823	14,166		13,751	13,210	12,969	12,922	12,429	12,925	12,169	12,136	11,066	10,747	11,989	12,304	11,640	12,637	12,434	13,634	13,703	13,858	14,598	14,327	14,689	15,200	14,793	14,353	14,537	14,679	14,356	14,578	14,425	14,209	14,353	13,784	12,253	12,452	12,332	11,459	11,644	11,646	10,995	10,433	11,236	12,367	12,537	12,281	12,212	11,647	11,195	11,309	11,294	10,886	11,335	11,180	11,117	11,121	10,481	11,232	11,188	12,221	11,861	11,834	11,787	12,092	12,212	12,047	12,393	12,582	12,031	11,948	11,601	11,090	10,876	10,882	10,666	10,554	10,246	10,140	10,177	10,065	9,704	9,610	9,848	9,720	9,566	9,530	8,950	9,176	9,272	8,860	8,460	8,699	9,478	9,448	9,543	8,668	9,301		9,875	9,829	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	10,162	10,156	10,238	10,415	10,313	10,261	10,413	10,236		10,387	10,286		10,205	10,113	9,978	10,005	10,110	10,124	10,123	10,143	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,902	12,924	13,007	13,219	13,082	13,037	13,197	12,994		13,167	13,027		12,923	12,810	12,103	12,138	12,291	12,291	12,275	12,338		12,058		11,338	11,436	11,781	11,953		11,906	11,788	11,891	11,917	11,659	11,929	11,596	11,563	11,046	11,138	11,583	11,843	11,538	11,730	11,558	11,887	12,285	12,329	12,677	12,656	12,550	12,586	12,678	12,725	12,619	12,585	12,548	12,443	12,367	12,567	12,488	12,411	12,227	12,264	12,261	12,319	12,115	12,016	11,645	11,793	12,237	12,082	11,868	11,833	11,803	11,782	11,877	11,693	11,599	11,556	11,399	11,357	11,180	11,121	11,037	10,906	10,787	10,853	10,925	10,897	10,870	10,861	10,738	10,776	10,737	10,769	10,898	10,785	10,842	10,816	10,871	10,789	10,703	10,741	10,573	10,497	10,474	10,402	10,334	10,215	10,610	10,723	10,776	10,762	10,755	10,587	10,558	10,481	10,448	10,432	10,309	10,236	10,196	10,155	10,083		10,063	9,991	10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	18,137	17,343	16,583	16,651	16,334	15,518	15,879	15,970		16,888	16,734		16,207	15,745	16,003	15,407	15,794	15,308	15,033	14,947		14,193		12,987	13,536	14,015	14,573		14,116	13,502	14,099	13,711	13,380	13,665	12,641	12,631	11,353	10,773	11,885	12,478	11,885	13,101	13,003	13,903	13,814	14,063	14,777	14,057	14,743	14,389	14,819	14,563	14,454	14,664	14,157	13,743	13,434	13,139	13,281	12,691	10,988	11,445	11,750	11,175	10,921	10,561	10,121	9,506	10,971	12,061	12,318	11,930	11,797	11,388	11,071	11,365	11,512	10,867	11,415	11,103	11,033	10,759	10,096	10,611	10,624	11,543	11,444	11,669	11,389	11,529	11,795	11,512	11,743	12,298	11,711	11,526	11,406	11,235	10,963	10,967	10,659	10,678	10,300	10,045	9,775	9,638	9,366	9,056	9,240	9,433	9,319	9,312	8,863	9,171	9,255	8,995	8,445	8,603	9,273	9,400	9,548	8,856	9,330	10,000
ICE BofA US Treasury Index
Account Value [Line Items]
Account Value	10,039	10,148	10,092	10,073	9,852	9,798	9,965	9,885	10,000
Nasdaq Global Artificial Intelligence and Big Data Index
Account Value [Line Items]
Account Value	11,721	10,735	10,469	11,252	11,559	11,113	11,357	10,594		10,648	10,268	$ 10,000
Solactive Cyber Security ESG Screened Index
Account Value [Line Items]
Account Value	14,203	13,758	13,280	13,945	14,216	13,349	13,800	12,765		13,087	12,896		12,255	12,109	11,392	11,737	12,388	12,767	12,378	12,108		11,071		9,663	10,188	10,520	10,520	10,000
iSTOXX Developed and Emerging Markets ex USA PK VN Real Estate Index
Account Value [Line Items]
Account Value	11,874	11,495	10,759	10,751	10,775	10,541	11,141	11,281		12,235	11,663		11,078	10,475	10,778	10,675	11,043	10,547	10,753	11,152		10,277		9,320	9,821	10,239	10,615		10,060	9,893	10,553	10,288	10,625	11,121	10,458	10,412	9,399	9,464	10,818	11,357	10,806	11,916	12,159	12,968	12,802	13,015	13,498	13,081	13,557	13,183	13,777	13,553	13,405	13,459	13,068	12,633	12,445	12,151	12,365	11,919	10,447	10,814	11,127	10,616	10,416	10,198	10,106	9,461	12,152	13,108	13,217	12,816	12,876	12,473	12,251	12,307	12,383	11,995	12,078	12,287	11,857	11,592	10,871	11,119	10,803	11,870	12,037	12,072	11,939	12,219	12,267	12,036	12,314	12,764	12,092	11,846	11,834	11,371	11,339	11,194	10,784	10,598	10,347	10,138	9,871	9,641	9,298	9,319	9,383	9,464	9,365	9,169	8,774	8,724	8,657	8,659	8,061	8,132	8,707	8,682	8,899	8,397	8,558		9,324	9,614	10,000
Solactive Semiconductor ESG Screened Index
Account Value [Line Items]
Account Value	12,139	10,933	11,095	12,266	12,691	12,301	12,330	12,568		13,210	13,326		13,566	14,413	13,705	12,527	13,302	12,770	11,520	11,383		10,284		8,736	9,234	9,880	9,880	10,000
Solactive United States Green Infrastructure ESG Screened Index
Account Value [Line Items]
Account Value	6,904	6,246	6,157	6,727	7,378	7,297	7,939	7,463		7,781	7,736		7,990	7,389	8,104	7,313	8,039	7,939	7,643	8,566		7,595		7,125	8,145	9,148	9,148	$ 10,000
Solactive Whitney U.S. Critical Technologies Index
Account Value [Line Items]
Account Value	13,001	12,071	12,100	12,808	13,076	12,626	13,090	12,494		12,653	12,408		12,252	12,187	11,768	11,335	11,816	11,402	10,978	10,699		10,205	$ 10,000
CSI 300 Index
Account Value [Line Items]
Account Value	8,354	8,102	8,362	8,324	8,191	8,389	8,418	8,488		8,886	7,258		7,363	7,288	7,506	7,541	7,376	7,400	6,778	7,326		7,421		7,382	7,634	7,802	8,469		7,928	7,936	8,628	8,739	8,684	9,111	8,242	7,964	7,121	7,923	8,732	9,118	9,804	8,934	8,835	9,657	10,530	10,407	11,243	10,999	11,142	10,910	10,776	10,765	11,635	11,941	11,317	10,988	11,782	11,825	11,384	10,739	10,010	9,606	10,016	9,565	8,332	7,600	7,779	7,283	7,881	8,094	8,234	7,627	7,733	7,499	7,434	7,779	7,731	7,247	7,976	7,910	7,537	6,559	6,032	6,273	6,213	6,854	6,693	7,051	7,204	8,013	7,977	8,338	8,561	9,140	8,335	8,162	8,138	7,744	7,792	7,462	7,213	6,785	6,597	6,632	6,647	6,509	6,269	6,792	6,514	6,447	6,580	6,351	6,203	6,253	6,317	6,450	5,695	5,804	7,443	7,222	7,236	6,526	6,831		7,952	9,268	10,000
CSI 500 Index
Account Value [Line Items]
Account Value	5,507	5,396	5,625	5,597	5,353	5,457	5,626	5,761		5,688	4,541		4,690	4,700	5,030	5,131	4,935	5,075	4,466	5,228		5,313		5,157	5,318	5,373	5,809		5,624	5,756	6,073	6,216	6,165	6,265	5,675	5,791	5,364	5,418	6,003	6,277	6,453	6,020	5,654	6,606	7,193	6,853	7,649	7,539	7,276	7,275	7,432	6,929	6,952	6,861	6,560	6,236	6,436	6,423	6,371	6,269	5,971	5,943	6,359	6,153	5,406	4,907	4,918	4,602	5,038	5,022	4,891	4,505	4,520	4,487	4,420	4,604	4,653	4,566	5,038	5,276	4,806	3,985	3,889	4,030	3,920	4,457	4,505	4,854	5,019	5,703	5,851	6,074	6,024	6,219	6,077	5,998	6,263	6,266	6,205	5,924	5,722	5,374	5,661	5,836	5,901	5,682	5,648	6,008	5,986	5,959	6,050	5,856	5,782	5,648	5,767	5,942	5,100	5,190	7,321	7,227	6,987	6,011	6,436		7,762	8,944	10,000
MSCI ACWI ex USA US Dollar Hedged Index
Account Value [Line Items]
Account Value	20,651	19,779	19,788	20,140	19,960	19,218	19,128	19,086		19,388	19,060		18,937	18,702	18,544	18,166	18,170	17,524	16,911	16,768		16,245		15,289	15,799	16,004	16,403		15,934	15,364	15,604	15,345	15,188	15,335	14,374	14,786	13,663	13,246	14,192	14,355	13,845	14,696	14,714	15,045	14,921	15,230	15,671	15,150	15,557	15,248	15,528	15,198	15,446	15,276	14,958	14,745	14,289	13,977	13,853	13,372	11,990	12,268	12,422	12,010	11,841	11,414	11,079	10,377	11,855	12,694	12,889	12,564	12,334	12,095	11,745	12,002	11,964	11,456	12,045	11,660	11,495	11,168	10,502	11,039	10,949	11,722	11,637	11,785	11,504	11,574	11,654	11,241	11,477	11,867	11,574	11,390	11,445	11,090	10,846	10,784	10,603	10,622	10,412	10,248	10,022	9,836	9,730	9,418	9,373	9,275	9,235	9,112	8,712	8,933	8,826	8,732	8,368	8,595	9,082	9,307	9,276	8,671	9,046		9,751	9,604	10,000
MSCI EAFE US Dollar Hedged Index
Account Value [Line Items]
Account Value	20,124	19,194	19,193	19,717	19,499	18,569	18,457	18,320		18,553	18,585		18,467	18,284	18,346	17,862	17,957	17,253	16,716	16,268		15,771		14,873	15,348	15,481	15,730		15,432	14,865	15,063	14,692	14,583	14,464	13,563	13,956	13,046	12,363	13,123	13,400	12,721	15,164	15,182	15,369	15,035	15,364	15,928	15,249	15,628	15,284	15,474	15,129	15,063	14,953	14,543	14,353	13,644	13,293	13,337	13,001	11,461	11,922	12,032	11,552	11,765	11,455	11,003	10,420	11,863	12,872	13,011	12,811	12,532	12,299	11,861	12,129	12,022	11,499	12,029	11,615	11,438	11,036	10,439	11,066	11,068	11,804	11,618	11,794	11,470	11,483	11,539	11,016	11,265	11,623	11,467	11,312	11,359	11,023	10,721	10,711	10,626	10,698	10,464	10,307	10,052	9,835	9,814	9,381	9,266	9,150	9,112	9,020	8,604	8,948	8,779	8,668	8,408	8,719	9,245	9,502	9,381	8,693	9,127		9,884	9,549	10,000
MSCI EM US Dollar Hedged Index
Account Value [Line Items]
Account Value	16,294	15,797	15,837	15,793	15,684	15,447	15,268	15,695		16,149	15,289		15,227	15,135	14,513	14,442	14,203	13,830	13,166	13,635		13,217		12,434	12,901	13,134	13,770		13,072	12,641	12,773	12,863	12,593	13,198	12,387	12,650	11,300	11,610	12,793	12,649	12,641	13,240	13,276	13,768	14,184	14,515	14,796	14,601	15,103	14,990	15,437	15,112	16,104	15,822	15,791	15,554	15,702	15,552	14,996	14,138	13,114	12,930	13,154	12,884	11,918	11,182	11,120	10,218	11,664	12,125	12,540	11,859	11,798	11,457	11,297	11,592	11,715	11,201	11,992	11,701	11,547	11,426	10,653	10,931	10,614	11,502	11,644	11,715	11,524	11,816	12,083	11,936	12,189	12,686	11,882	11,601	11,711	11,286	11,248	11,031	10,526	10,371	10,135	9,918	9,745	9,598	9,243	9,250	9,472	9,436	9,415	9,183	8,825	8,701	8,790	8,817	8,127	8,137	8,598	8,708	8,969	8,521	8,693		9,309	9,751	10,000
MSCI Europe US Dollar Hedged Index
Account Value [Line Items]
Account Value	22,262	21,292	21,419	22,207	21,514	20,105	20,184	20,061		20,592	20,704		20,404	20,169	20,420	19,782	19,901	19,039	18,579	18,322		17,693		16,664	17,226	17,425	17,791		17,496	17,042	17,518	17,070	17,020	16,759	15,620	16,021	14,906	14,020	14,862	15,421	14,517	15,671	15,711	15,807	15,662	16,159	16,659	15,814	16,179	15,585	16,052	15,705	15,470	15,290	14,862	14,503	13,682	13,355	13,479	13,170	11,514	12,154	12,256	11,923	12,104	11,717	11,271	10,673	12,308	13,339	13,532	13,278	12,958	12,873	12,464	12,648	12,539	11,951	12,474	11,959	11,706	11,274	10,648	11,218	11,300	11,896	11,832	12,091	11,683	11,690	11,728	11,167	11,362	11,745	11,600	11,466	11,656	11,406	11,090	11,061	10,975	11,216	10,908	10,734	10,355	10,069	10,090	9,526	9,576	9,535	9,483	9,364	8,997	9,180	9,011	8,868	8,685	8,847	9,294	9,656	9,475	8,832	9,188		9,908	9,491	10,000
MSCI EMU IMI US Dollar Hedged Index
Account Value [Line Items]
Account Value	23,183	21,895	21,796	22,437	21,671	20,215	19,933	19,900		20,533	20,310		19,983	19,842	20,370	19,772	20,105	19,225	18,638	18,276		17,647		16,280	16,829	17,362	17,860		17,475	16,808	17,193	16,920	16,842	16,529	15,029	15,525	14,280	13,195	14,070	14,774	13,787	15,177	15,076	15,320	15,388	16,192	16,764	15,962	16,492	15,854	16,384	15,966	15,733	15,676	15,193	14,840	13,954	13,459	13,588	13,269	11,269	11,934	12,119	11,686	11,828	11,288	10,757	10,058	12,173	13,170	13,373	13,172	12,798	12,590	12,135	12,261	12,214	11,585	12,279	11,655	11,475	11,028	10,325	10,953	11,040	11,773	11,802	12,067	11,659	11,742	11,878	11,331	11,547	11,956	11,551	11,595	11,807	11,527	11,018	11,039	10,965	11,230	11,016	10,728	10,164	9,895	9,954	9,302	9,332	9,224	9,197	9,067	8,605	9,159	8,946	8,833	8,558	8,804	9,401	9,924	9,648	8,821	9,237		10,061	9,603	10,000
MSCI Japan US Dollar Hedged Index
Account Value [Line Items]
Account Value	24,785	23,486	23,362	23,427	24,346	24,239	23,169	23,260		22,601	23,043		23,607	23,746	23,277	22,893	22,914	22,002	20,792	19,136		19,127		17,932	18,386	18,240	18,162		17,843	16,527	15,771	15,300	14,990	14,826	14,099	14,844	14,323	13,522	14,365	14,181	13,609	13,954	13,814	14,144	13,513	13,669	14,386	13,915	14,326	14,497	13,898	13,468	13,795	13,796	13,409	13,766	13,136	12,717	12,663	12,271	10,930	11,214	11,154	10,332	10,715	10,697	10,025	9,587	10,295	11,372	11,540	11,358	11,133	10,592	9,990	10,308	10,191	9,875	10,537	10,303	10,278	10,036	9,510	10,547	10,421	11,435	10,825	10,881	10,704	10,747	10,910	10,452	10,765	11,176	11,008	10,840	10,672	10,096	9,678	9,708	9,664	9,401	9,188	9,078	9,137	9,085	9,058	8,756	8,301	7,894	7,923	7,812	7,337	8,187	7,979	8,006	7,667	8,481	9,170	9,362	9,257	8,350	9,070		9,860	9,691	10,000
ICE AMT-Free Broad Liquid California Municipal Index
Account Value [Line Items]
Account Value	10,151	10,162	10,241	10,408	10,300	10,306	10,415	10,263		10,398	10,291		10,211	10,124	9,978	10,006	10,115	10,135	10,134	10,149	$ 10,000
Solactive Municipal Infrastructure Revenue Bond Index
Account Value [Line Items]
Account Value	12,791	12,950	13,059	13,390	13,245	13,299	13,541	13,244		13,494	13,296		13,240	13,114	12,865	12,848	13,036	13,055	13,057	13,101		12,662		11,537	11,865	12,383	12,645		12,611	12,443	12,530	12,506	12,140	12,554	11,962	12,042	11,175	11,447	12,024	12,547	12,087	12,537	12,271	12,852	13,424	13,562	14,041	14,002	13,792	13,812	13,976	14,067	13,938	13,848	13,750	13,528	13,384	13,729	13,570	13,424	13,034	13,047	13,119	13,203	12,934	12,690	12,164	12,527	13,332	13,054	12,736	12,686	12,659	12,668	12,783	12,474	12,373	12,333	12,099	12,006	11,708	11,624	11,542	11,378	11,245	11,365	11,473	11,449	11,429	11,428	11,260	11,307	11,252	11,347	11,538	11,365	11,363	11,318	11,359	11,238	11,145	11,148	10,911	10,814	10,790	10,727	10,699	10,525	11,088	11,252	11,324	11,263	11,305	11,025	10,928	10,800	10,679	10,656	10,526	10,375	10,255	10,204	10,128		$ 10,090	$ 9,966	$ 10,000
MSCI EAFE High Dividend Yield Index
Account Value [Line Items]
Account Value	18,437	18,108	17,375	16,776	16,380	15,583	15,988	16,164		$ 17,149	$ 16,771		$ 16,088	$ 15,385	$ 15,765	$ 15,170	$ 15,239	$ 14,756	$ 14,878	$ 15,128		$ 14,352		$ 13,342	$ 13,824	$ 13,923	$ 14,462		$ 13,845	$ 13,168	$ 14,018	$ 13,659	$ 13,209	$ 13,556	$ 12,759	$ 12,529	$ 11,192	$ 10,622	$ 11,638	$ 12,117	$ 11,943	$ 13,120	$ 13,004	$ 13,563	$ 13,275	$ 13,301	$ 13,106	$ 12,322	$ 12,769	$ 12,531	$ 13,194	$ 13,265	$ 13,143	$ 13,410	$ 12,972	$ 12,727	$ 12,312	$ 12,175	$ 12,265	$ 11,803	$ 10,175	$ 10,607	$ 11,013	$ 10,566	$ 10,502	$ 10,143	$ 9,954	$ 9,437	$ 10,986	$ 12,107	$ 12,498	$ 11,989	$ 11,946	$ 11,408	$ 10,945	$ 11,215	$ 11,436	$ 10,741	$ 11,365	$ 11,107	$ 11,058	$ 10,717	$ 10,042	$ 10,447	$ 10,521	$ 11,203	$ 11,125	$ 11,414	$ 11,059	$ 11,172	$ 11,579	$ 11,164	$ 11,368	$ 11,655	$ 11,573	$ 11,534	$ 11,668	$ 11,409	$ 11,144	$ 11,048	$ 11,119	$ 11,377	$ 11,062	$ 11,130	$ 10,761	$ 10,447	$ 10,490	$ 10,002	$ 10,051	$ 9,980	$ 9,848	$ 9,841	$ 9,509	$ 9,513	$ 9,469	$ 9,232	$ 8,933	$ 8,998	$ 9,355	$ 9,623	$ 9,620	$ 9,060	$ 9,353	$ 10,000
ICE U.S. Treasury Short Bond Index
Account Value [Line Items]
Account Value	$ 10,282	$ 10,250	$ 10,214	$ 10,178	$ 10,144	$ 10,108	$ 10,065	$ 10,028	$ 10,000